UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21750
Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)
Registrant’s telephone number, including area code: (310) 556-2721
Date of fiscal year end: November 30, 2007
Date of reporting period: May 31, 2007
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
     The report of Kayne Anderson Energy Total Return Fund, Inc. (the “Registrant”) to stockholders for the semi-annual period ended May 31, 2007 is attached below.

Kayne Anderson

Energy Total Return Fund

SEMI-ANNUAL REPORT
MAY 31, 2007

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward-looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

PORTFOLIO SUMMARY
MAY 31, 2007
(UNAUDITED)

Portfolio Investments, by Category

Top 10 Holdings, by Issuer

			Percent of
	Holding	Sector	Total Investments

1.	Kinder Morgan Management, LLC	MLP Affiliate	11.0%

2.	Plains All American Pipeline, L.P.	Pipeline MLP	6.8

3.	Enterprise Products Partners L.P.	Pipeline MLP	3.5

4.	Enbridge Energy Management, L.L.C.	MLP Affiliate	2.6

5.	Crosstex Energy, Inc.	MLP Affiliate	2.5

6.	Seaspan Corporation	Marine Transportation	2.3

7.	Penn West Energy Trust	Canadian Royalty Trust	2.2

8.	Crescent Point Energy Trust	Canadian Royalty Trust	2.2

9.	Genco Shipping & Trading Limited	Marine Transportation	2.1

10.	Bonavista Energy Trust	Canadian Royalty Trust	1.9

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS
MAY 31, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 130.4%
Equity Investments(a) — 111.9%
United States — 87.0%
MLP(b)(c) — 30.6%
Atlas Energy Resources, LLC	75	$2,674
Atlas Pipeline Partners, L.P.	170	8,558
BreitBurn Energy Partners L.P.	34	1,163
BreitBurn Energy Partners L.P. — Unregistered(d)	121	3,810
Calumet Specialty Products Partners, L.P.	222	11,393
Capital Product Partners L.P.(e)(f)	128	3,251
Crosstex Energy, L.P.	111	3,916
Crosstex Energy, L.P. — Senior Subordinated Units(d)(e)	356	11,522
DCP Midstream Partners, LP	57	2,482
Energy Transfer Partners, L.P.	95	5,802
Enterprise Products Partners L.P.	1,429	44,751
Ferrellgas Partners, L.P.	38	943
Global Partners LP	123	4,623
Hiland Partners, LP	56	3,030
Holly Energy Partners, L.P.	102	5,136
Inergy, L.P.	168	6,104
Legacy Reserves LP	35	1,036
Magellan Midstream Partners, L.P.	256	11,857
Martin Midstream Partners L.P.	198	8,240
Natural Resource Partners L.P. — Subordinated Units	97	3,524
NuStar Energy L.P.	108	7,105
ONEOK Partners, L.P.	166	11,430
Penn Virginia Resource Partners, L.P.	152	4,545
Plains All American Pipeline, L.P.	1,387	85,896
Regency Energy Partners LP	299	7,761
Sunoco Logistics Partners L.P.	107	6,545
Targa Resources Partners LP	48	1,583
TC PipeLines, LP	274	11,152
Teekay LNG Partners L.P.	89	3,222
Teekay Offshore Partners L.P.(f)	124	4,137
TEPPCO Partners, L.P.	62	2,734
Universal Compression Partners, L.P.	201	6,861
Williams Partners L.P.	26	1,267

		298,053

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

MLP Affiliate(c) — 23.9%
Atlas America, Inc.	70	$3,451
Crosstex Energy, Inc.	1,057	31,669
Enbridge Energy Management, L.L.C.(g)	599	33,237
Energy Transfer Equity, L.P.(h)	320	13,019
Hiland Holdings GP, LP(h)	86	2,666
Kinder Morgan Management, LLC(g)	2,731	139,900
MarkWest Hydrocarbon, Inc.	64	3,812
ONEOK, Inc.	94	5,085

		232,839

Marine Transportation — 23.5%
Aries Maritime Transport Limited	1,043	9,384
Arlington Tankers Ltd.	731	19,652
Danaos Corporation	222	7,088
Diana Shipping Inc.	932	21,233
Double Hull Tankers, Inc.	1,517	24,117
Eagle Bulk Shipping Inc.	626	13,943
Euroseas Ltd.	204	2,720
Genco Shipping & Trading Limited	706	26,865
Nordic American Tanker Shipping Limited	308	12,135
OceanFreight Inc.(e)	651	13,484
Omega Navigation Enterprises, Inc.	764	17,866
Quintana Maritime Limited	1,141	17,840
Seaspan Corporation	985	29,230
Ship Finance International Limited	354	10,999
Teekay Shipping Corporation	28	1,692

		228,248

Coal — 4.4%
Alpha Natural Resources, Inc.(i)	116	2,239
Arch Coal, Inc.(j)	280	11,310
CONSOL Energy Inc.(j)	119	5,772
Foundation Coal Holdings, Inc.(j)	139	6,161
Massey Energy Company	118	3,414

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2007
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Coal — (Continued)
Peabody Energy Corporation(j)	261	$14,077

		42,973

Royalty Trust — 4.6%
Cross Timbers Royalty Trust	71	3,139
Hugoton Royalty Trust	356	9,701
MV Oil Trust	579	13,143
Permian Basin Royalty Trust	723	9,934
San Juan Basin Royalty Trust	266	8,618

		44,535

Total United States (Cost $627,610)		846,648

Canada — 24.9%
Royalty Trust — 24.9%
ARC Energy Trust	798	17,083
Baytex Energy Trust	431	8,664
Bonavista Energy Trust	824	24,370
Bonterra Energy Income Trust	98	2,731
Canetic Resources Trust	1,356	21,393
Crescent Point Energy Trust	1,420	27,334
Enerplus Resources Fund	413	20,149
Fairborne Energy Trust	842	7,385
Fairquest Energy Limited(i)(k)	100	343
Focus Energy Trust	487	9,139
Fording Canadian Coal Trust	151	4,375
Harvest Energy Trust	302	8,853
NAL Oil & Gas Trust	809	10,169
Pengrowth Energy Trust	354	6,586
Penn West Energy Trust	808	28,147
Peyto Energy Trust	693	13,239
Progress Energy Trust	305	4,197
Shiningbank Energy Income Fund	692	8,891
Vermilion Energy Trust	323	10,704

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2007
(amounts in 000’s)
(UNAUDITED)

			No. of
Description			Shares/Units	Value

Royalty Trust — (Continued)
Zargon Energy Trust			311	$8,199

Total Canada (Cost $229,132)				241,951

Total Equity Investments (Cost $856,742)				1,088,599

	Interest	Maturity	Principal
	Rate	Date	Amount

Fixed Income Investments — 18.5%
United States — 16.1%
Marine Transportation — 2.4%
Navios Maritime Holdings, Inc.	9.500%	12/15/14	$ 10,500	11,143
OMI Corporation	7.625	12/01/13	4,000	4,120
Ship Finance International Limited	8.500	12/15/13	7,651	7,909

				23,172

Coal — 2.8%
Alpha Natural Resources, Inc.	10.000	6/01/12	9,825	10,550
Arch Western Finance, LLC	6.750	7/01/13	2,000	1,992
Massey Energy Company	6.625	11/15/10	1,980	1,960
Massey Energy Company	6.875	12/15/13	5,500	5,273
Peabody Energy Corporation(l)	4.750	12/15/66	6,500	7,248

				27,023

Other Energy — 10.9%
Allis-Chalmers Energy Inc.	9.000	1/15/14	8,870	9,180
ATP Oil & Gas Corporation	(m)	4/14/10	10,000	10,100
Carrizo Oil & Gas, Inc.	(n)	7/21/10	19,908	20,108
CDX Funding, LLC	(o)	3/31/13	8,750	9,012
Clayton Williams Energy, Inc.	7.750	8/01/13	5,000	4,675
Coldren Resources, Inc.	(p)	7/14/11	793	799
Coldren Resources, Inc.	(q)	7/14/11	4,872	4,908
Dynegy Holdings Inc.	7.500	6/01/15	1,000	993
Dynegy Holdings Inc.	7.750	6/01/19	2,000	1,980
Mariner Energy, Inc.	7.500	4/15/13	9,000	8,978
Mariner Energy, Inc.	8.000	5/15/17	5,000	5,100
Petrohawk Energy Corporation	9.125	7/15/13	9,500	10,213
Pioneer Natural Resources Company	5.875	7/15/16	2,500	2,293
SemGroup, L.P.	8.750	11/15/15	1,500	1,569
Targa Resources, Inc.	8.500	11/01/13	15,500	16,120

				106,028

Total United States (Cost $153,269)				156,223

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONTINUED)
MAY 31, 2007
(amounts in 000’s, except option contracts written)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Canada — 2.4%
Royalty Trust — 2.4%
Harvest Operations Corp.	7.875%	10/15/11	$11,500	$11,328
OPTI Canada Inc.	8.250	12/15/14	12,000	12,750

Total Canada (Cost $24,027)				24,078

Total Fixed Income Investments (Cost $177,296)				180,301

Total Long Term Investments (Cost $1,034,038)				1,268,900

Short-Term Investment — 0.1%
Repurchase Agreement — 0.1%
Bear, Stearns & Co. Inc. (Agreement dated 5/31/07 to be repurchased at $1,122), collateralized by $1,186 in U.S. Treasury Bills) (Cost $1,121)	5.080	6/01/07		1,121

Total Investments — 130.5% (Cost $1,035,159)				1,270,021

	No. of
	Contracts

Liabilities
Option Contracts Written(i)
United States
Coal
Arch Coal, Inc., call option expiring 6/16/07 @ $40.00	500	(68)
CONSOL Energy Inc., call option expiring 6/16/07 @ $45.00	500	(200)
Foundation Coal Holdings, Inc., call option expiring 6/16/07 @ $40.00	1,000	(450)
Peabody Energy Corporation, call option expiring 6/16/07 @ $50.00	2,000	(920)

Total Option Contracts Written (Premiums received $1,037)		(1,638)
Other Liabilities		(11,625)

Total Liabilities		(13,263)
Unrealized Appreciation on Interest Rate Swap Contracts		4,005
Other Assets		12,369

Total Assets in Excess of Other Liabilities		3,111
Preferred Stock at Redemption Value		(300,000)

Net Assets Applicable to Common Stockholders		$973,132

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 31.5% of its net assets invested in securities treated as publicly traded partnerships at May 31, 2007, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS — (CONCLUDED)
MAY 31, 2007
(UNAUDITED)

(c)	Includes Limited Liability Companies.

(d)	Fair valued securities, restricted from public sale. (See Notes 2 and 5).

(e)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securites which pay cash distributions within the next 12 months.

(f)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(g)	Distributions are paid-in-kind.

(h)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(i)	Security is non-income producing.

(j)	Security or a portion thereof is segregated as collateral on option contracts written or interest rate swap contracts.

(k)	Fairquest Energy Limited was acquired by Fairborne Energy Trust on June 4, 2007.

(l)	Convertible security.

(m)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (8.85% as of May 31, 2007).

(n)	Floating rate senior secured second lien credit facility. Security pays interest at a rate of LIBOR + 475 basis points (10.10% as of May 31, 2007).

(o)	Floating rate senior secured second lien term loan facility. Security pays interest at a rate of LIBOR + 625 basis points (11.57% as of May 31, 2007).

(p)	Floating rate letter of credit facility. Security pays interest at a rate of LIBOR less 12.5 basis points (5.24% as of May 31, 2007).

(q)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 400 basis points (9.36% as of May 31, 2007).

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2007
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value (Cost — $1,034,038)	$1,268,900
Repurchase agreement (Cost — $1,121)	1,121

Total investments (Cost — $1,035,159)	1,270,021
Cash denominated in foreign currency (Cost — $473)	475
Deposits with brokers	248
Receivable for securities sold (Cost — $4,355)	4,355
Interest, dividends and distributions receivable (Cost — $7,198)	7,210
Prepaid expenses	81
Unrealized appreciation on interest rate swap contracts	4,005

Total Assets	1,286,395

LIABILITIES
Payable for securities purchased (Cost — $9,470)	9,470
Investment management fee payable, net of fee waiver	1,187
Call option contracts written, at fair value (Premiums received — $1,037)	1,638
Accrued directors’ fees and expenses	50
Accrued expenses and other liabilities	918

Total Liabilities	13,263

PREFERRED STOCK
Series A, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series B, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series C, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000

Total Preferred Stock	300,000

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$973,132

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS CONSIST OF
Common stock, $0.001 par value (32,443,513 shares issued, 32,102,867 shares outstanding and 199,979,000 shares authorized)	$32
Paid-in capital, less distributions in excess of taxable income	743,314
Accumulated net investment income less distributions not treated as tax return of capital	(2,644)
Accumulated net realized gains less distributions not treated as tax return of capital	(5,849)
Net unrealized gains on investments, foreign currency translations, options and interest rate swap contracts	238,279

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$973,132

NET ASSET VALUE PER COMMON SHARE	$30.31

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2007
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions (after foreign taxes withheld of $1,990)	$30,090
Return of capital	(11,280)

Net dividends and distributions	18,810
Interest	7,688

Total Investment Income	26,498

Expenses
Investment management fees	7,217
Administration fees	322
Professional fees	152
Custodian fees	142
Reports to stockholders	103
Directors’ fees	96
Insurance	89
Other expenses	318

Total Expenses — Before Investment Management Fee Waivers, Auction Agent Fees and Interest Expense	8,439
Investment management fee waivers	(724)
Auction agent fees	381
Interest expense	66

Total Expenses	8,162

Net Investment Income	18,336

REALIZED AND UNREALIZED GAINS/(LOSSES)
Net Realized Gains
Investments	2,513
Foreign currency transactions	12
Options	998
Income from interest rate swap contracts	540

Net Realized Gains	4,063

Net Change in Unrealized Gains/(Losses)
Investments	166,768
Foreign currency translations	32
Options	(146)
Interest rate swap contracts	3,361

Net Change in Unrealized Gains	170,015

Net Realized and Unrealized Gains	174,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	192,414
DIVIDENDS TO PREFERRED STOCKHOLDERS	(7,772)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$184,642

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the Six
	Months Ended		For the Fiscal
	May 31, 2007		Year Ended
	(Unaudited)		November 30, 2006

OPERATIONS
Net investment income	$18,336		$37,230
Net realized gains	4,063		14,040
Net change in unrealized gains	170,015		60,828

Net Increase in Net Assets Resulting from Operations	192,414		112,098

DIVIDENDS TO PREFERRED STOCKHOLDERS
Dividends	(7,772	)(1)	(13,721	)(2)

DIVIDENDS/DISTRIBUTIONS TO COMMON STOCKHOLDERS Dividends from net investment income	(10,564	)(1)	(27,243	)(2)
Dividends from net realized gains	—	(1)	(25,762	)(2)
Distributions — return of capital	(18,052	)(1)	(1,088	)(2)

Dividends/Distributions to Common Stockholders	(28,616)		(54,093)

CAPITAL STOCK TRANSACTIONS
Underwriting discounts and offering expenses associated with the issuance of common stock	—		165
Underwriting discounts and offering expenses associated with the issuance of preferred stock	131		(3,508)
Common stock purchased under the share repurchase program (764,275 shares)	—		(17,640)
Issuance of 423,629 from treasury shares and 239,513, new shares of common stock from reinvestment of distributions, respectively	10,912		5,799

Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	11,043		(15,184)

Total Increase in Net Assets Applicable to Common Stockholders	167,069		29,100

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	806,063		776,963

End of period	$973,132		$806,063

(1)	The information presented in each of these items is a current estimate of the characterization of a portion of the total dividends paid to preferred stockholders and common stockholders for the six months ended May 31, 2007 as either dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the preferred stock dividend and the common stock dividend made during the current year will not be determinable until after the end of the calendar year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.

(2)	The information presented in each of these items is a characterization of a portion of the total dividends paid to preferred stockholders and common stockholders for the fiscal year ended November 30, 2006 as either dividend (ordinary income) or distribution (return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2007
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$192,414
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(364,504)
Proceeds from sale of investments	327,079
Proceeds from short-term investments, net	37,159
Realized gains on investments, options and interest rate swap contracts	(4,051)
Return of capital distributions	11,280
Unrealized gains (excluding impact on cash of $2 of foreign currency translations)	(170,013)
Amortization of bond premium	260
Decrease in deposits with brokers	329
Decrease in receivable for securities sold	2,302
Increase in interest, dividend and distributions receivables	(522)
Decrease in prepaid expenses	193
Decrease in payable for securities purchased	(6,831)
Increase in investment management fee payable	158
Decrease in option contracts written	(117)
Increase in accrued expenses and other liabilities	181

Net Cash Provided by Operating Activities	25,317

CASH FLOWS FROM FINANCING ACTIVITIES
Underwriting discount and offering expenses associated with the issuance of shares of common and preferred stock	131
Cash dividends paid to preferred stockholders	(7,772)
Cash dividends and distributions paid to common stockholders	(17,704)

Net Cash Used in Financing Activities	(25,345)

NET DECREASE IN CASH	(28)
CASH — BEGINNING OF PERIOD	503

CASH — END OF PERIOD	$475

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions pursuant to the Fund’s dividend reinvestment plan of $10,912.

During the six months ended May 31, 2007, state taxes paid were $119.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS
(amounts in 000’s, except per share amounts)

					For the Period
	For the Six				June 28,
	Months Ended		For the Fiscal		2005(1)
	May 31,		Year Ended		through
	2007		November 30,		November 30,
	(Unaudited)		2006		2005

Per Share of Common Stock
Net asset value, beginning of period	$25.44		$24.13		$23.84	(2)
Income from Investment Operations(3)
Net investment income	0.57		1.17		0.23
Net realized and unrealized gains	5.45		2.34		0.33

Total income from investment operations	6.02		3.51		0.56

Dividends — Preferred Stockholders(3)
Dividends from net investment income	(0.25)		(0.44)		—

Dividends/Distributions — Common Stockholders
Dividends from net investment income	(0.33)		(0.86)		(0.23)
Dividends from net realized gain	—		(0.81)		(0.04)
Distributions — return of capital	(0.57)		(0.03)		—

Total dividends/distributions — Common Stockholders	(0.90)		(1.70)		(0.27)

Capital Stock Transactions(3)
Effect of common stock repurchased	—		0.05		—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		(0.11)		—

Total capital stock transactions	—		(0.06)		—

Net asset value, end of period	$30.31		$25.44		$24.13

Market value per share of common stock, end of period	$28.65		$25.00		$21.10

Total investment return based on common stock market value(4)	18.63%		27.17%		(14.62)%
Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$973,132		$806,063		$776,963
Ratio of expenses to average net assets, including investment management fee waivers	1.94%		1.84%		1.47%
Ratio of expenses to average net assets, excluding investment management fee waivers	2.11%		2.11%		1.72%
Ratio of net investment income to average net assets	4.35%		4.64%		2.31%
Net increase in net assets applicable to common stockholders resulting from operations to average net assets	21.86	%(6)	12.26%		2.36	%(6)
Portfolio turnover rate	28.59	%(7)	63.75	%(7)	23.18	%(7)
Auction Rate Preferred Stock, end of period	$300,000		$300,000		—
Asset coverage of Auction Rate Preferred Stock	424.38%		368.69%		—
Average amount of borrowings outstanding per share of common stock during the period	$0.06		$0.08		—

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS — (CONCLUDED)
(amounts in 000’s, except share and per share amounts)

(1)	Commencement of operations.

(2)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(3)	Based on average shares outstanding of 31,894,927; 31,809,344 and 32,204,000, for the six months ended May 31, 2007; for the fiscal year ended November 30, 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(4)	Not annualized for the six months ended May 31, 2007 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of dividends, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized for periods of less than one full year.

(6)	Not annualized.

(7)	Not annualized for the six months ended May 31, 2007 and for the period June 28, 2005 through November 30, 2005. For the six months ended May 31, 2007; for the fiscal year ended November 30, 2006 and for the period June 28, 2005 through November 30, 2005, calculated based on the sales of long-term investments of $327,079; $642,858 and $89,565 divided by the monthly average long-term investment balance of $1,143,963; $1,008,403 and $386,316, respectively.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2007
(amounts in 000’s, except option contracts written, share and per share amounts)
(UNAUDITED)

1.	Organization

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund commenced investment operations on June 28, 2005 and, prior to such date, had no operations other than the sale and issuance of 4,000 shares of common stock at an aggregate purchase price of $100 to Kayne Anderson Capital Advisors, L.P. (“Kayne Anderson” or the “Former Adviser”) on May 27, 2005. Effective December 31, 2006, Kayne Anderson assigned the Investment Management Agreement to its subsidiary, KA Fund Advisors, LLC (“KAFA “or the “Adviser”). That assignment occurred only for internal organizational purposes and did not result in any change of corporate officers, portfolio management personnel or control. The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”

2.	Significant Accounting Policies

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.

B. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time) no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, dividends payable and any borrowings) by the total number of common shares outstanding.

C. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day, except for short sales and call option contracts written, for which the last quoted asked price is used. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more are valued by the Fund using a pricing service. Fixed income securities maturing within 60 days will be valued on an amortized cost basis. The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available, valuations are determined in a

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:

•	Investment Team Valuation. The applicable investments are initially valued by KAFA investment professionals responsible for the portfolio investments.

•	Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•	Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•	Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly tradable (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an amortization schedule for the discount in accordance with a methodology approved by the Valuation Committee.

At May 31, 2007, the Fund held 1.6% of its net assets applicable to common stockholders (1.2% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate fair value of $15,332.

Any option transaction that the Fund enters into may, depending on the applicable market environments, have no value or a positive/negative value. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

D. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

E. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.

The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At May 31, 2007, there were no open short sales.

F. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 6 for more detail on option contracts written.

G. Security Transactions and Investment Income — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend and distribution income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. For the six months ended May 31, 2007, the Fund estimated that 90% of the MLP distributions received and 5% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $11,280 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Gains and Net Change in Unrealized Gains in the accompanying Statement of Operations were increased by $1,909 and $9,371, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

H. Dividends and Distributions to Stockholders — Dividends and distributions to common stockholders are recorded on the ex-dividend date. The character of dividends made during the year may differ from their ultimate characterization for federal income tax purposes. Dividend and distributions to stockholders of each series of the Fund’s Auction Rate Preferred Stock are accrued on a daily basis and are determined as described in Note 9 — Preferred Stock. The Fund’s dividends may be comprised of return of capital and ordinary income, which is based on the earnings and profits of the Fund. The Fund is unable to make final determinations as to the tax character of the dividend until the January after the end of the current fiscal year. The Fund will inform its common stockholders of the tax character of dividends during that fiscal year in January following such fiscal year.

I. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of dividends it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

J. Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.

Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. As of November 30, 2006, accumulated dividends and distributions to preferred and common stockholders exceeded accumulated net investment income and net realized gains for GAAP purposes by $14,734. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of May 31, 2007, the principal temporary differences were $5,401 of realized losses that were recognized for book purposes, but disallowed for tax purposes due to wash sale rules, and disallowed partnership losses related to the Fund’s MLP investments.

For the fiscal year ended November 30, 2006, the tax character of the total $54,093 dividends and distributions paid to common stockholders was $53,005 (ordinary income) and $1,088 (return of capital). For the fiscal year ended November 30, 2006, the tax character of the $13,721 dividend paid to preferred stockholders was ordinary income.

At May 31, 2007, the identified cost of investments for Federal income tax purposes was $1,043,243, and the cash received on option contracts written was $1,037. At May 31, 2007, gross unrealized appreciation and depreciation of investments and options for Federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$237,839
Gross unrealized depreciation of investments (including options)	(11,662)

Net unrealized appreciation before interest rate swap contracts and foreign currency related translations	226,177
Unrealized appreciation on interest rate swap contracts	3,988
Unrealized appreciation on foreign currency related translations	11

Net unrealized appreciation	$230,176

Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.

During the six months ended May 31, 2007, permanent tax differences were reclassified from Accumulated net investment income less distributions not treated as tax return of capital to Paid-in capital, less distributions in excess of taxable income on the Fund’s Statement of Assets and Liabilities.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50% likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2007, the Fund has not evaluated the impact that will result from adopting FIN 48.

K. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.

Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.

L. Offering Costs — Offering costs incurred in connection with the sale of shares of common stock and the issuance of each series of the preferred stock were charged to paid-in capital when the shares were issued.

M. Derivative Financial Instruments — The Fund uses derivative financial instruments (principally interest rate swap contracts) to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period are included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market.

N. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

3.	Concentration of Risk

The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of the aggregate of its net assets and borrowings (“total assets”) in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.

4.	Agreements and Affiliations

A. Investment Management Agreement — The Fund has entered into an Investment Management Agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund.

Pursuant to the Investment Management Agreement, the Fund has agreed to pay the Adviser, as compensation for the services rendered by it, a management fee, payable monthly, equal on an annual basis to 1.25% of the average monthly total assets of the Fund. During the second year of investment activities (from June 30, 2006 until June 29, 2007), KAFA has contractually agreed to waive or reimburse the Fund for fees and expenses in an amount equal on an annual basis to 0.125% of its average monthly total assets. For the six months ended May 31, 2007, the fee waiver amounted to $724.

For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding common stock and accrued and unpaid dividends on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.

B. Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

The Fund believes that there is significant ambiguity in the application of existing SEC staff interpretations of the term “voting security” to complex structures such as privately negotiated limited partnership interests of the kind in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities investments in private limited partnerships are voting securities under the staff’s prevailing interpretations of this

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.

In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of securities that it holds as “voting securities” unless the security holders of such class have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.

C. Other Affiliates — For the six months ended May 31, 2007, KA Associates, Inc., an affiliate of the Adviser, earned approximately $25 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

5.	Restricted Securities

Certain of the Fund’s investments are restricted as to resale and are valued as determined in accordance with procedures established by the Board of Directors and more fully described in Note 2 — Significant Accounting Policies. The table below shows the number of shares/units held, the acquisition date, purchase price, aggregate cost, and fair value as of May 31, 2007, value per share/unit of such security, percent of net assets applicable to common stockholders and percent of total assets which the security comprises:

								Percent	Percent
		Number of	Acquisition	Purchase		Fair	Value Per	of Net	of Total
Investment	Security	Shares/Units	Date	Price	Cost	Value	Share/Unit	Assets	Assets

BreitBurn Energy Partners L.P.	Common Units(1)	121	5/24/07	$3,878	$3,878	$3,810	$31.44	0.4%	0.3%
Crosstex Energy, L.P.	Senior Subordinated Units	356	6/29/06	10,000	10,000	11,522	32.33	1.2	0.9

				$13,878	$13,878	$15,332		1.6%	1.2%

(1)	Unregistered security.

6.	Option Contracts Written

Transactions in written call options for the six months ended May 31, 2007 were as follows:

	Number of	Premiums
	Contracts	Received

Call Options Written
Options outstanding at beginning of period	9,633	$1,154
Options written	23,030	3,782
Options written terminated in closing purchase transactions	(3,155)	(262)
Options exercised	(19,664)	(2,852)
Options expired	(5,844)	(785)

Options outstanding at end of period	4,000	$1,037

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

7.	Investment Transactions

For the six months ended May 31, 2007, the Fund purchased and sold securities in the amount of $364,504 and $327,079 (excluding short-term investments, options and interest rate swaps), respectively.

8.	Revolving Credit Line

The Fund has an uncommitted revolving credit line with Custodial Trust Company (an affiliate of the administrator, Bear Stearns Funds Management Inc.), under which the Fund may borrow from Custodial Trust Company an aggregate amount of up to the lesser of $200,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act, subject to certain limitations imposed by the lender. The credit line is secured by Fund assets held in custody by Custodial Trust Company. For the six months ended May 31, 2007, the average amount outstanding was $2,071 with a weighted average interest rate of 6.32%. As of May 31, 2007, the Fund had no outstanding borrowings on the revolving credit line. Any loans under this line are repayable on demand by the lender at any time.

9.	Preferred Stock

On December 22, 2005 the Fund issued three series of auction rate preferred stock (“Preferred Stock”) for a total of $300,000. Each series (Series A, Series B and Series C) consists of 4,000 outstanding shares and each in the amount of $100,000. The Fund has authorized a total of 21,000 shares of Preferred Stock. The Preferred Stock has rights determined by the Board of Directors. The Preferred Stock has a liquidation value of $25,000 per share plus any accumulated, but unpaid dividends, whether or not declared. Holders of the Preferred Stock are entitled to receive cash dividend payments at an annual rate that may vary for each rate period. The dividend rates of Series A, B and C Preferred Stock as of May 31, 2007 were 5.02%, 5.20%, and 5.05%, respectively. The weighted average dividend rates of Series A, B and C Preferred Stock for the six months ended May 31, 2007, were 5.12%, 5.14% and 5.12%, respectively. Each rate includes the applicable rate based on the latest results of the auction, and does not include commissions paid to the auction agent in the amount of 0.25%. Under the 1940 Act, the Fund may not declare dividends or make other distribution on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock would be less than 200%.

The Preferred Stock is redeemable in certain circumstances at the option of the Fund. The Preferred Stock is also subject to a mandatory redemption if the Fund fails to meet an asset coverage ratio required by law, or fails to cure deficiency as stated in the Fund’s rating agency guidelines in a timely manner.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with the holders of shares of common stock as a single class except on matters affecting only the holders of preferred stock or the holders of common stock.

10.	Interest Rate Swap Contracts

The Fund has entered into interest rate swap contracts to partially hedge itself from increasing interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap contracts, which, everything else being held constant, would result in a decline in the net assets of the Fund. In addition, if the counterparty to the interest rate swap contracts defaults, the Fund would not be able to use the anticipated receipts under the swap contracts to offset the interest payments on the Fund’s leverage. At the time the interest rate swap contracts reach their scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement transaction would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap contract early, then the Fund could be required to make a termination payment. As of May 31, 2007, the Fund has entered into six

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONCLUDED)

interest rate swap contracts with UBS AG as summarized below. For all six swaps, the Fund receives a floating rate, based on one-month LIBOR.

	Notional	Fixed Rate	Unrealized
Termination Dates	Amount	Paid by the Fund	Appreciation

11/01/2010	$50,000	4.46%	$1,201
1/09/2011	25,000	4.75	377
11/01/2012	25,000	4.30	1,130
11/14/2013	25,000	5.00	353
11/16/2013	10,000	4.95	170
12/30/2015	25,000	4.85	774

	$160,000		$4,005

At May 31, 2007, the weighted average duration of the interest rate swap contracts was 5.2 years and the weighted average fixed interest rate was 4.65%. The Fund is exposed to credit risk on each interest rate swap contract if the counterparty should fail to perform under the terms of each interest rate swap contract.

11.	Common Stock

The Fund has 199,979,000 shares of common stock authorized. Of the 32,102,867 shares of common stock outstanding at May 31, 2007, Kayne Anderson owned 4,000 shares. Transactions in common shares for the six months ended May 31, 2007, were as follows:

Shares outstanding at November 30, 2006	31,679,238
Shares issued through reinvestment of dividends and distributions	423,629

Shares outstanding at May 31, 2007	32,102,867

12.	Subsequent Events

On July 12, 2007, the Fund paid a dividend to its common stockholders in the amount of $0.47 per share, for a total of $15,088. Of this total, pursuant to the Fund’s dividend reinvestment plan, $5,268 was reinvested into the Fund, and in connection with that reinvestment, 103,000 shares of common stock were issued from treasury shares and 68,000 shares of common stock were purchased in the open market.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PRIVACY POLICY NOTICE
(UNAUDITED)

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) considers privacy to be fundamental to our relationship with our stockholders. We are committed to maintaining the confidentiality, integrity and security of the non-public personal information of our stockholders and potential investors. Accordingly, we have developed internal policies to protect confidentiality while allowing stockholders’ needs to be met. This notice applies to former as well as current stockholders and potential investors who provide us with nonpublic personal information.

We may collect several types of nonpublic personal information about stockholders or potential investors, including:

•	Information from forms that you may fill out and send to us or one of our affiliates or service providers in connection with an investment in the Fund (such as name, address, and social security number).

•	Information you may give orally to us or one of our affiliates or service providers.

•	Information about your transactions with us, our affiliates, or other third parties, such as the amount stockholders have invested in the Fund.

•	Information about any bank account stockholders or potential investors may use for transfers between a bank account and an account that holds or is expected to hold shares of our stock.

•	Information collected through an Internet “cookie” (an information collecting device from a web server based on your use of a web site).

We may disclose all of the information we collect, as described above, to certain nonaffiliated third parties such as attorneys, accountants, auditors and persons or entities that are assessing our compliance with industry standards. Such third parties are required to uphold and maintain our privacy policy when handling your nonpublic personal information.

We may disclose information about stockholders or potential investors at their request. We will not sell or disclose your nonpublic personal information to anyone except as disclosed above or as otherwise permitted or required by law.

Within the Fund and our affiliates, access to information about stockholders and potential investors is restricted to those personnel who need to know the information to service stockholder accounts. The personnel of the Fund and our affiliates have been instructed to follow our procedures to protect the privacy of your information.

We reserve the right to change this privacy notice in the future. Except as described in this privacy notice, we will not use your personal information for any other purpose unless we inform you how such information will be used at the time you disclose it or we obtain your permission to do so.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
(UNAUDITED)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling (877) 657-3863;

•	on the Fund’s website, http://www.kayneetr.com; or

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (877) 657-3863, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. The Fund also makes its Forms N-Q available on its website at http://www.kayneetr.com.

SHARE REPURCHASE DISCLOSURE
(UNAUDITED)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase shares of its common stock in the open market.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS
(UNAUDITED)

On June 15, 2007, the Fund held its annual meeting of stockholders where the following matter was approved by stockholders: (i) the election of two Class II Directors of the Fund, consisting of Anne K. Costin, the nominee elected by the Common and Auction Rate Preferred stockholders, and Michael C. Morgan, the nominee elected by the Auction Rate Preferred stockholders only. On this matter, 29,447,117 shares (Common and Auction Rate Preferred) were cast in favor, no shares were cast against, and 224,950.35 shares abstained for the election of Ms. Costin, and 11,117 shares (Auction Rate Preferred) were cast in favor, no shares were cast against, and 36 shares abstained for the election of Mr. Morgan. As a result of the vote on this matter, Anne K. Costin and Michael C. Morgan were elected to serve as directors of the Fund for a 3-year term.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
Michael C. Morgan	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC	Bear Stearns Funds Management Inc.
717 Texas Avenue, Suite 3100	383 Madison Avenue
Houston, TX 77002	New York, NY 10179

1800 Avenue of the Stars, Second Floor Los Angeles, CA 90067	Stock Transfer Agent and Registrar American Stock Transfer & Trust Company 59 Maiden Lane New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
Custodial Trust Company	PricewaterhouseCoopers LLP
101 Carnegie Center	350 South Grand Avenue
Princeton, NJ 08540	Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105

For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kayneetr.com.

This report, including the financial statements herein, is made available to stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by its independent registered public accounting firm who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
     Please see the schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
None.
Item 10. Submission of Matters to a Vote of Security Holders.
None.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
     (b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.
     (b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson Energy Total Return Fund, Inc.
By:	/S/ KEVIN S. MCCARTHY
Kevin S. McCarthy
Chairman, President and Chief Executive Officer (Principal Executive Officer)
Date: August 3, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ KEVIN S. MCCARTHY
Kevin S. McCarthy
Chairman, President and Chief Executive Officer (Principal Executive Officer)
Date: August 3, 2007

By:	/S/ TERRY A. HART
Terry A. Hart
Chief Financial Officer and Treasurer (Principal Financial Officer)
Date: August 3, 2007